December 30, 2004	Transamerica Financial Life Insurance Company Home Office: 4 Manharranville Road Purchase, New York 10577 Administrative Office: 4333 Edgewood Road NE PO Box 3183 Cedar Rapids, Iowa 52406-3183

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Flexible Premium Variable Annuity - H
Separate Account VA WNY
Transamerica Financial Life Insurance Company
(File No. 333-120125)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplement and statement of additional information filed on September 28, 2004, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8330.

Sincerely,

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group

cc: Frederick R. Bellamy, Esq.

Member of the AEGON. Group